Expense Example {- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund Retail PRO-11 - Fidelity Short Duration High Income Fund - Fidelity Short Duration High Income Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	254
5 years	450
10 years	$ 1,015